Salient features - Other financial information (Details) R in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2020 ZAR (R) employee	Dec. 31, 2019 ZAR (R) employee	Jun. 30, 2020 ZAR (R) employee
Other financial information
Total debt (including bank overdraft)	R 126,341	R 137,974	R 189,730
interest-bearing debt	126,341	137,910	189,730
non-interest-bearing debt		64
Finance expense capitalised	R 602	R 1,974	R 3,520
Effective tax rate	16.20%	40.70%	22.30%
Number of employees | employee	29,187	31,363	31,001
Subsidiaries and joint operations
Other financial information
Capital commitments	R 28,720	R 49,394	R 31,950
authorised and contracted	224,246	217,047	260,620
authorised, not yet contracted	20,031	37,827	21,136
less expenditure to date	(215,557)	(205,480)	(249,806)
Equity accounted investments
Other financial information
Capital commitments	923	1,957	1,277
authorised and contracted	765	641	1,936
authorised, not yet contracted	576	1,912	1,089
less expenditure to date	R (418)	R (596)	R (1,748)